Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings per share

15. Earnings per share

	2024 pence	2023 pence	2022 pence
Basic earnings per share from continuing operations	63.2	121.6	110.8
Basic earnings per share from discontinued operations	–	–	260.6
Total basic earnings per share	63.2	121.6	371.4

Diluted earnings per share from continuing operations	62.2	119.9	109.2
Diluted earnings per share from discontinued operations	–	–	257.0
Total diluted earnings per share	62.2	119.9	366.2
Basic earnings per share has been calculated by dividing the profit attributable to shareholders by the weighted average number of shares in issue during the period after deducting shares held by the ESOP Trusts for the future exercise of share options and share awards and Treasury shares. The trustees have waived their rights to cash dividends on the GSK shares held by the ESOP Trusts.
Diluted earnings per share has been calculated after adjusting the weighted average number of shares used in the basic calculation to assume the conversion of all potentially dilutive shares. A potentially dilutive share forms part of the employee share schemes where its exercise price is below the average market price of GSK shares during the period and any performance conditions attaching to the scheme have been met at the balance sheet date.
The numbers of shares used in calculating basic and diluted earnings per share are reconciled below.

Weighted average number of shares in issue	2024 millions	2023 millions	2022 millions
Basic	4,077	4,052	4,026
Dilution for share options and awards	65	59	58
Diluted	4,142	4,111	4,084